Income Taxes (Balance of unrecognized tax benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 01, 2014
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	$ 6,778	$ 5,619	$ 5,816	$ 1,224
Portion that, if recognized, would reduce tax expense and effective tax rate	4,723	4,059
Accrued interest on unrecognized tax benefits	805	807
Accrued penalties on unrecognized tax benefits	98	103
Benefit (provision) for income taxes	(6,485)	(773)	$ (1,219)
GE Capital Exit Plan [Member]
Income Tax Disclosure [Line Items]
Benefit (provision) for income taxes	(6,327)
Income tax reconciliation repatriation of foreign earnings	3,548
Income Tax Reconciliation Change In Deferred Tax Assets Valuation Allowance	2,779
Foreign Earnings Repatriated	10,000
Lower Limit
Income Tax Disclosure [Line Items]
Portion that, if recognized, would reduce tax expense and effective tax rate	0	0
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months lower limit	0	0
Upper Limit
Income Tax Disclosure [Line Items]
Portion that, if recognized, would reduce tax expense and effective tax rate	200	300
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months lower limit	$ 700	$ 900